Other income / expenses and adjustments - Summary of Finance Income (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Income Expenses And Adjustment [Line Items]
Bank Interest Earned	£ 5	£ 42	£ 307
Interest earned on short-term investments		141
Gain on short-term investments	39	194
Total finance income	£ 44	£ 377	£ 307